Subsequent Event - Additional Information (Detail) - Mar. 05, 2015 - Subsequent Event - Definitive Agreement and Plan of Merger with Catalyst Biosciences, Inc. - USD ($)
$ / shares in Units, $ in Millions
Total
Subsequent Event [Line Items]
Expected ownership percentage, acquiree	58.00%
Expected ownership percentage, acquirer	42.00%
Dividends expected to distribute	$ 37
Note conversion price	$ 1.313
Percentage at which notes will be converted into shares	130.00%
Pre-closing dividend	$ 19
Ownership percentage on outstanding capital stock of the combined company	57.00%